Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (10,546)	€ (10,456)
Lease liabilities non-current	(46,592)	(43,137)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	61,944	43,668
Lease liabilities current	(2,616)	(2,432)
Lease liabilities non-current	(1,344)	(2,367)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 57,984	€ 38,869